Accumulated Other Comprehensive Loss (Notes)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Income Loss [Text Block]
Accumulated Other Comprehensive Loss
Reclassifications out of accumulated other comprehensive loss for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Amount Reclassified from AOCI (a)
	Years Ended December 31,
	2013	2012	2011
Gains (losses) on cash flow hedges
Revenue	$(835)	$1,298	$(166)
Cost of sales	332	(185)	(719)
Interest expense	(2,028)	(2,028)	(2,028)
Total before tax	(2,531)	(915)	(2,913)
Tax benefit	987	358	1,135
Net of tax	$(1,544)	$(557)	$(1,778)

Unrealized gains (losses) on available for sale securities
Interest income	$(1,140)	$1,768	$168
Tax benefit (provision)	422	(654)	(62)
Net of tax	$(718)	$1,114	$106

Pension and Postretirement Benefit Plans (b)
Transition credit	$9	$10	$10
Prior service (costs) credit	(620)	809	2,187
Actuarial losses	(54,372)	(75,274)	(56,323)
Total before tax	(54,983)	(74,455)	(54,126)
Tax benefit	19,228	21,876	19,652
Net of tax	$(35,755)	$(52,579)	$(34,474)
(a)     Amounts in parentheses indicate debits (reductions) to income.

(b)	These items are included in the computation of net periodic costs of defined benefit pension plans and nonpension postretirement benefit plans (see Note 18 for additional details).